Financial Instruments, Risk Management and Capital Management - Summary of Carrying Amounts of the Groups Foreign Currency Denominated Monetary Assets and Monetary Liabilities (Detail) - RUB (₽)
₽ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Carrying Amounts Of The Groups Foreign Currency Denominated Monetary Assets And Monetary Liabilities [Line Items]
Assets	₽ 241,338	₽ 154,608
Liabilities	(210,730)	(75,351)
USD [Member]
Disclosure Of Carrying Amounts Of The Groups Foreign Currency Denominated Monetary Assets And Monetary Liabilities [Line Items]
Assets	69,192	68,224
Liabilities	(50,595)	(314)
Net position	18,597	67,910
EUR [Member]
Disclosure Of Carrying Amounts Of The Groups Foreign Currency Denominated Monetary Assets And Monetary Liabilities [Line Items]
Assets	42	58
Liabilities	(477)	(94)
Net position	₽ (435)	₽ (36)